Stock-based compensation plans - Additional Information (Detail) - JPY (¥)		12 Months Ended
	Oct. 01, 2024	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Statements [Line Items]
Expense from share-based payment transactions with employees		¥ 39,102,000,000	¥ 29,416,000,000	¥ 21,657,000,000
Description of vesting requirements for share-based payment arrangement		The stock acquisition rights granted under the stock option plan primarily have a three-year vesting schedule	The stock acquisition rights granted under the stock option plan primarily have a three-year vesting schedule	The stock acquisition rights granted under the stock option plan primarily have a three-year vesting schedule
Description of maximum term of options granted for share-based payment arrangement		exercisable up to 10 years from the date of grant.	exercisable up to 10 years from the date of grant.	exercisable up to 10 years from the date of grant.
Shareholders stock split	five-for-one
Weighted average stock price		¥ 1,386	¥ 875	¥ 733
Weighted-average stock price at the time when the stock acquisition rights were exercised during the fiscal years		¥ 4,017	¥ 3,238	¥ 2,629
Stock Option Plan [Member]
Statements [Line Items]
Shareholders stock split			five-for-one
Restricted share units [member]
Statements [Line Items]
Shareholders stock split			five-for-one